Financial Assets and Financial Liabilities - Summary of Fair Values of Financial Instruments in Fair Value Level 3 (Details) - Contingent consideration - Level 3 (Fair value) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Cash flow projections
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.10
Change in fair value with increasing input factor (in millions €)	€ 3.4
Change in fair value with decreasing input factor (in millions €)	€ 3.4
Discount rate
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.01
Change in fair value with increasing input factor (in millions €)	€ 0.8
Change in fair value with decreasing input factor (in millions €)	€ 0.8